INTEREST BEARING BANK BORROWINGS (Tables)	12 Months Ended
Mar. 31, 2025
Interest Bearing Bank Borrowings
SCHEDULE OF INTEREST BEARING BANK BORROWINGS
	As of March 31,
	2024	2025
	HKD	HKD
Bank loans secured and repayable
Within 12 months	642,015	7,978,822
Over 1 year	3,093,858	5,859,581
Total	3,735,873	13,838,403

SCHEDULE OF PRINCIPAL REPAYMENTS TO MATURITY	Principal repayments to maturity by fiscal year are as follows:
Year ended March 31,	HKD
2026	$7,978,822
2027	992,050
Thereafter	4,867,531
Total	$13,838,403